Asset Dispositions (Details) - USD ($) $ in Thousands							12 Months Ended
	Oct. 27, 2027	Oct. 27, 2026	Oct. 27, 2025	Oct. 22, 2025	Sep. 14, 2025	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Disclosure of analysis of single amount of discontinued operations [line items]
Mineral property, plant and equipment							$ 4,957,500	$ 4,618,000
Impairment loss (reversal of impairment loss) recognised in profit or loss							(218,800)	(57,100)
Deferred payment consideration (Note 7)							157,100	0
Deferred payment consideration (Note 7)							142,000	0
Pre-tax gain							231,000	0
Plant and equipment(v)
Disclosure of analysis of single amount of discontinued operations [line items]
Mineral property, plant and equipment							1,628,600	1,629,500
Quartz Mountain
Disclosure of analysis of single amount of discontinued operations [line items]
Cash consideration paid (received)				$ 2,800
Transaction costs				100
Discontinued operations | Turkish Subsidiary
Disclosure of analysis of single amount of discontinued operations [line items]
Total consideration			$ 157,300		$ 470,000
Cash consideration paid (received)			(160,000)
Impairment loss (reversal of impairment loss) recognised in profit or loss							(218,800)	$ (57,100)
Transaction costs			2,700
Deferred payment consideration (Note 7)			153,100
Deferred payment consideration (Note 7)			137,200
Pre-tax gain							229,700
Discontinued operations | Quartz Mountain
Disclosure of analysis of single amount of discontinued operations [line items]
Total consideration				$ 18,200		$ 21,000
Cash consideration, receivable, period				3 years
Proportion of ownership interest, sold						100.00%
Percentage of voting equity interests sold						9.90%
Portion of consideration received, number of shares (in shares)				13,924,702
Portion of consideration received consisting of equity interest				9.99%
Portion of consideration receivable, guaranteed payments				$ 8,200
Portion of consideration receivable, milestone payments				10,000
Deferred payment consideration (Note 7)			3,200
Deferred payment consideration (Note 7)			$ 3,400
Pre-tax gain							$ 1,300
Fair value of shares at closing				$ 2,900
Discontinued operations | Forecast | Turkish Subsidiary
Disclosure of analysis of single amount of discontinued operations [line items]
Cash consideration paid (received)	$ (150,000)	$ (160,000)
Cash consideration, receivable, period	2 years	1 year